Condensed Statements of Cash Flows (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash from operating activities	$ 43,189	$ 79,525	$ 87,007	$ 68,651	$ 49,458
Net cash from investing activities	(46,307)	(51,101)	(67,054)	(45,209)	(113,933)
Net cash from financing activities	498	(15,330)	(6,712)	(21,680)	62,172
Net change in cash and cash equivalents	(2,620)	13,094	13,241	1,762	(2,303)
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash from operating activities
Net cash from investing activities
Net cash from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents-beginning of period
Cash and cash equivalents-end of period